Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO Kessler, James[1]	Compensation Actually Paid to PEO Kessler, James[2]	Summary Compensation Table Total for PEO Fandozzi, Ann[1]	Compensation Actually Paid to PEO Fandozzi, Ann[2]	Average Summary Compensation Table Total for non-PEO NEOs[3]	Average Compensation Actually Paid to non-PEO NEOs[4]	RBA Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income ($M)	Agency Proceeds ($M)
2024	$14,786,849	$33,467,177	$0	$0	$2,986,553	$4,386,250	$232	$145	$413	$1,200
2023	$15,928,325	$25,849,889	$792,366	$9,727,850	$2,811,920	$3,697,652	$170	$123	$175	$1,173
2022	$0	$0	$7,919,967	$7,755,014	$3,552,402	$3,341,006	$141	$114	$320	$1,073
2021	$0	$0	$10,381,730	$9,943,897	$2,997,009	$2,272,068	$147	$124	$152	$917
2020	$0	$0	$7,193,425	$15,132,997	$2,529,898	$5,860,977	$165	$102	$170	$859
							$100.00	$100.00

1.
The Principal Executive Officer (the “PEO”) for 2024 was James Kessler who has served as PEO since August 1, 2023. The PEOs for 2023 were James Kessler, who served as PEO since August 1, 2023, and Ann Fandozzi, who served as PEO from January 6, 2020 through July 31, 2023. Ms. Fandozzi served as PEO in 2020, 2021 and 2022. The Summary Compensation Table on page 74 provides the details of Mr. Kessler’s compensation for the past three years as set forth in column (b).

2.
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable PEO, but rather is a value calculated under applicable SEC rules. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for the PEO in the “Total” column of the Summary Compensation Table to calculate CAP. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Prior FYE Current FYE Fiscal Year	PEO: Mr. Kessler 12/31/2023 12/31/2024 2024
SCT Total	$14,786,849
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($11,775,481)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$18,228,428
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$10,229,868
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,997,512
-Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid	$33,467,177

3.
The non-PEO NEOs for 2020 were Baron Concors, Mr. Kessler and Carmen Thiede. The non-PEO NEOs in 2021 were Sharon Driscoll, Mr. Concors, Mr. Kessler, and Kari Taylor. The non-PEO NEOs for 2022 were Ms. Driscoll, Mr. Concors, Eric Jacobs, Mr. Kessler, and Ms. Thiede. The non-PEO NEOs for 2023 were Ms. Cash, Mr. Concors, Mr. Jacobs, Mr. Jeter, Darren Watt and Ms. Thiede. The non-PEO NEOs for 2024 were Ms. Cash, Mr. Guerin, Mr. Jeter, Ms. King and Mr. Lewis. The Summary Compensation Table on page 74 provides details of each of the 2024 non-PEO NEOs’ compensation.

4.	CAP to the non-PEO NEOs in 2024 was calculated as follows:

Prior FYE Current FYE Fiscal Year	NEO: 12/31/2023 12/31/2024 2024
SCT Total	$2,986,553
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,933,487)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,879,462
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$449,354
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$378,603
-Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($374,234)
Compensation Actually Paid	$4,386,250

5.	The Company’s TSR is determined based on the value of an initial fixed investment of $100 in Common Shares.
6.
The Company is using the S&P/TSX Index to measure our peer group TSR performance. The S&P/TSX is the peer group the Company used for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

7.
The following table identifies the four most important financial performance measures used by our Compensation Committee in 2024 to link the CAP to our PEO and other NEOs. Each of these performance measures is discussed in the CD&A above and defined in the Appendix A: Selected Definitions of Operational and Financial Performance on page 101.

Company Selected Measure Name			Agency Proceeds
Named Executive Officers, Footnote
1.
The Principal Executive Officer (the “PEO”) for 2024 was James Kessler who has served as PEO since August 1, 2023. The PEOs for 2023 were James Kessler, who served as PEO since August 1, 2023, and Ann Fandozzi, who served as PEO from January 6, 2020 through July 31, 2023. Ms. Fandozzi served as PEO in 2020, 2021 and 2022. The Summary Compensation Table on page 74 provides the details of Mr. Kessler’s compensation for the past three years as set forth in column (b).

3.
The non-PEO NEOs for 2020 were Baron Concors, Mr. Kessler and Carmen Thiede. The non-PEO NEOs in 2021 were Sharon Driscoll, Mr. Concors, Mr. Kessler, and Kari Taylor. The non-PEO NEOs for 2022 were Ms. Driscoll, Mr. Concors, Eric Jacobs, Mr. Kessler, and Ms. Thiede. The non-PEO NEOs for 2023 were Ms. Cash, Mr. Concors, Mr. Jacobs, Mr. Jeter, Darren Watt and Ms. Thiede. The non-PEO NEOs for 2024 were Ms. Cash, Mr. Guerin, Mr. Jeter, Ms. King and Mr. Lewis. The Summary Compensation Table on page 74 provides details of each of the 2024 non-PEO NEOs’ compensation.

Peer Group Issuers, Footnote
6.
The Company is using the S&P/TSX Index to measure our peer group TSR performance. The S&P/TSX is the peer group the Company used for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote
2.
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable PEO, but rather is a value calculated under applicable SEC rules. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for the PEO in the “Total” column of the Summary Compensation Table to calculate CAP. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Prior FYE Current FYE Fiscal Year	PEO: Mr. Kessler 12/31/2023 12/31/2024 2024
SCT Total	$14,786,849
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($11,775,481)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$18,228,428
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$10,229,868
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,997,512
-Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid	$33,467,177

Non-PEO NEO Average Total Compensation Amount			$ 2,986,553	$ 2,811,920	$ 3,552,402	$ 2,997,009	$ 2,529,898
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,386,250	3,697,652	3,341,006	2,272,068	5,860,977
Adjustment to Non-PEO NEO Compensation Footnote
4.	CAP to the non-PEO NEOs in 2024 was calculated as follows:

Prior FYE Current FYE Fiscal Year	NEO: 12/31/2023 12/31/2024 2024
SCT Total	$2,986,553
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,933,487)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,879,462
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$449,354
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$378,603
-Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($374,234)
Compensation Actually Paid	$4,386,250

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
7.
The following table identifies the four most important financial performance measures used by our Compensation Committee in 2024 to link the CAP to our PEO and other NEOs. Each of these performance measures is discussed in the CD&A above and defined in the Appendix A: Selected Definitions of Operational and Financial Performance on page 101.

Financial Performance Measures
Agency Proceeds
OFCF
Earnings CAGR
rTSR

Total Shareholder Return Amount			$ 232	170	141	147	165
Peer Group Total Shareholder Return Amount			145	123	114	124	102
Net Income (Loss)			$ 413,000,000	$ 175,000,000	$ 320,000,000	$ 152,000,000	$ 170,000,000
Company Selected Measure Amount			1,200,000,000	1,173,000,000	1,073,000,000	917,000,000	859,000,000
PEO Name	James Kessler	Ms. Fandozzi	James Kessler		Ms. Fandozzi	Ms. Fandozzi		Ms. Fandozzi
Measure:: 1
Pay vs Performance Disclosure
Name			Agency Proceeds
Measure:: 2
Pay vs Performance Disclosure
Name			OFCF
Measure:: 3
Pay vs Performance Disclosure
Name			Earnings CAGR
Measure:: 4
Pay vs Performance Disclosure
Name			rTSR
James Kessler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 14,786,849	$ 15,928,325	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			33,467,177	25,849,889	0	0	0
Ann Fandozzi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	792,366	7,919,967	10,381,730	7,193,425
PEO Actually Paid Compensation Amount			0	$ 9,727,850	$ 7,755,014	$ 9,943,897	$ 15,132,997
PEO | James Kessler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,775,481)
PEO | James Kessler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,228,428
PEO | James Kessler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,229,868
PEO | James Kessler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | James Kessler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,997,512
PEO | James Kessler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,933,487)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,879,462
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			449,354
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			378,603
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (374,234)